Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 15. Leases

Note 15.1 Right of use asset, net

The net balance of right of use asset is shown below:

	As at December 31,
	2024	2023
Right of use asset	3,626,895	2,980,106
Accumulated depreciation	(1,883,078)	(1,612,996)
Impairment	(15,465)	(5,857)
Total right of use asset, net	1,728,352	1,361,253

The movement of right of use asset, depreciation and impairment loss thereof, during the reporting periods, is shown below:

Cost
Balance at December 31, 2022	2,826,607
Increase from new contracts	63,642
Increases from new contracts paid in advance	1,820
Remeasurements from existing contracts (1)	185,514
Derecognition, reversal and disposal (2)	(43,423)
Hyperinflation adjustments	(693)
Effect of exchange differences on the translation into presentation currency	(98,456)
Other changes	45,095
Balance at December 31, 2023	2,980,106
Increase from new contracts	86,295
Remeasurements from existing contracts (1)	598,087
Derecognition, reversal and disposal (2)	(48,752)
Hyperinflation adjustments	(529)
Effect of exchange differences on the translation into presentation currency	11,688
Balance at December 31, 2024	3,626,895

Accumulated depreciation
Balance at December 31, 2021	1,183,463
Depreciation	242,119
(Decreases) from new measurements	(1,190)
Derecognition and disposal (2)	(105,459)
Hyperinflation adjustments	517
Effect of exchange differences on the translation into presentation currency	57,579
Balance at December 31, 2022	1,377,029
Depreciation	280,239
Derecognition and disposal (2)	(28,806)
Hyperinflation adjustments	(90)
Effect of exchange differences on the translation into presentation currency	(50,625)
Other changes	35,249
Balance at December 31, 2023	1,612,996
Depreciation	312,854
(Decreases) from new measurements	(663)
Derecognition and disposal (2)	(48,752)
Hyperinflation adjustments	(215)
Effect of exchange differences on the translation into presentation currency	6,858
Balance at December 31, 2024	1,883,078

Impairment
Balance at December 31, 2021	-
Impairment loss	5,236
Effect of exchange differences on the translation into presentation currency	873
Balance at December 31, 2022	6,109
Impairment loss	1,038
Effect of exchange differences on the translation into presentation currency	(1,290)
Balance at December 31, 2023	5,857
Impairment loss	9,465
Derecognition and disposal (2)	(15)
Effect of exchange differences on the translation into presentation currency	158
Balance at December 31, 2024	15,465

(1)	Mainly results from the extension of contract terms, indexation or lease modifications.

(2)	Mainly results from the early termination of lease contracts.

The cost of right of use asset by class of underlying asset is shown below:

	As at December 31,
	2024	2023
Buildings	3,600,071	2,948,056
Vehicles	14,711	18,950
Lands	12,113	7,540
Equipment	-	5,560
Total	3,626,895	2,980,106

Accumulated of depreciation of right of use assets by class of underlying asset is shown below:

	As at December 31,
	2024	2023
Buildings	1,869,479	1,594,867
Vehicles	9,669	8,845
Lands	3,930	4,488
Equipment (a)	-	4,796
Total accumulated depreciation	1,883,078	1,612,996

(a)	Decrease by termination of the contracts.

Depreciation expense by class of underlying asset is shown below:

	Year ended December 31,
	2024	2023	2022
Buildings	307,553	273,146	234,907
Vehicles	3,918	4,487	4,876
Lands	841	728	631
Equipment	542	1,878	1,705
Total depreciation expense	312,854	280,239	242,119

Éxito Group is not exposed to the future cash outflows for extension options and termination options. Additionally, there are no residual value guarantees, restrictions or covenants related to these leases.

At December 31, 2024, the average remaining term of lease contracts is 11 years (11.7 years as at December 31, 2023), which is also the average remaining period over which the right of use asset is depreciated.

Note 15.2 Lease liabilities

	As at December 31,
	2024	2023
Lease liabilities	1,984,244	1,567,959
Current	299,456	282,180
Non-current	1,684,788	1,285,779

The movement in lease liabilities is as shown:

Balance at December 31, 2021	1,594,643
Additions	174,190
Accrued interest (Note 32)	99,324
Remeasurements	138,237
Terminations	(66,937)
Payment of lease liabilities	(363,316)
Effect of exchange differences on the translation into presentation currency	79,950
Others	(136)
Balance at December 31, 2022	1,655,955
Additions	63,642
Accrued interest (Note 32)	126,167
Remeasurements	185,514
Terminations	(8,365)
Payment of lease liabilities	(272,688)
Interest payments on lease liabilities	(123,711)
Effect of exchange differences on the translation into presentation currency	(58,555)
Balance at December 31, 2023	1,567,959
Additions	86,295
Accrued interest (Note 32)	148,087
Remeasurements	598,750
Terminations	(3,008)
Payment of lease liabilities	(288,888)
Interest payments on lease liabilities	(147,512)
Effect of exchange differences on the translation into presentation currency	22,561
Balance at December 31, 2024	1,984,244

Below are the future lease liability payments at December 31, 2024:

Up to one year (*)	406,060
From 1 to 5 years	1,017,860
More than 5 years	1,087,914
Minimum lease liability payments	2,511,834
Future financing (expenses)	(527,590)
Total minimum net lease liability payments	1,984,244

(*)	This value includes principal and interest.

Note 15.3. Short term leases and leases of low value assets of Éxito Group as a lessee

This relates to low-value asset leases, such as furniture and fixtures, computer equipment, machinery and equipment, and office equipment; lease contracts for any underlying asset with a lease term of less than one year; leases of intangible assets; and lease agreements for stores with variable lease payments.

Variable lease payments apply to some of Éxito Group’s property leases and are detailed below:

	Year ended December 31,
	2024	2023	2022
Variable lease payments	54,189	65,042	54,537
Short term leases	13,917	5,959	11,288
Low value leases	188	173	174
Total	68,294	71,174	65,999

Note 15.4. Operating leases of Éxito Group as a lessor

Éxito Group has executed operating lease agreements on investment properties. Total future minimum instalments under non-cancellable operating lease agreements at the reporting dates are:

	Year ended December 31,
	2024	2023	2022
Up to one year	318,130	265,057	227,423
From 1 to 5 years	385,769	317,010	270,281
More than 5 years	226,686	171,528	163,414
Total minimum instalments under non-cancellable operating leases	930,585	753,595	661,118

Operating lease agreements cannot be cancelled during their term. Prior agreement of the parties is needed to terminate and a minimum cancellation payment is required ranging from 1 to 12 monthly instalments, or a fixed percentage on the remaining term.

For the year ended December 31, 2024 lease rental income was $533,588 (December 31, 2023 - $457,039) mostly comprised of investment property rental income for $434,700 (December 31, 2023 - $375,832). Income from variable lease payments was $125,726 (December 31, 2023 - $113,805).